Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Master Agreement
Commitments and Contingencies
Charter hire commission payable to the management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 11,028
Inflation rate adjustment to management fees	3.00%
Management fees	$ 43,866
Two Time Charter
Commitments and Contingencies
Lessor operating lease nature of lease payments	escalating
Renewal term of time charter contract	three consecutive periods of five years
Another Two Time Charters
Commitments and Contingencies
Lessor operating lease nature of lease payments	time charters contain both fixed lease and variable lease payments